REVENUE FROM CONTRACTS WITH CUSTOMERS - Additional Information (Details 1) - Revenue Remaining Performance Obligation Expected Timing Of Satisfaction Start Date [Axis]: 2023-01-01	Dec. 31, 2023
Initial Franchise Fee | Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	1 year
Initial Franchise Fee | Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	23 years
Membership Fees | Minimum
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	1 year
Membership Fees | Maximum
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	5 years
Greentree Reward Membership Program
REVENUE FROM CONTRACTS WITH CUSTOMERS
Deferred revenues, remaining contract periods	2 years